Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2017
Advances for Vessels under Construction [Abstract]
Advances for Vessels and Drilling Units under Construction and Acquisitions:

5.Advances for Vessels under Construction:

As of December 31, 2016 and 2017, the movement of the advances for vessels under construction and acquisitions are set forth below:

	December 31,
	2016	2017
Balance at beginning of year	$-	$-
Advances for vessels under construction and related costs	-	265,565
Vessels delivered	-	(233,667)
Balance at end of year	$-	$31,898

On January 19, 2017, the Company acquired the first VLGC, Anderida, pursuant to the exercise of the respective options as per the LPG Option Agreement (Note 3), which was under construction at the time of acquisition at HHI, for a purchase price of $83,500. The Company paid an amount of $21,850 of the total purchase price, by using part of the undrawn liquidity under the New Revolving Facility (Note 3). An amount of $6,500 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Accounting for transactions under common control”. The $61,650 balance of the purchase price for the VLGC was paid in installments until the vessel’s delivery from HHI, using an amount of $37,500 under the secured credit facility dated June 22, 2017 (Note 10) and cash on hand. The Company took delivery of the vessel on June 28, 2017 while on June 29, 2017, Anderida commenced its time charter on a fixed rate with five years firm duration to an oil major company. The charterer has options to extend the firm employment period by up to three years.

On March 10, 2017, the Company acquired the second VLGC, Aisling, pursuant to the exercise of the respective option as per the LPG Option Agreement (Note 3), which was under construction at the time of acquisition at HHI, for a purchase price of $83,500. The Company paid an amount of $21,850 of the total purchase price, by using part of the undrawn liquidity under the New Revolving Facility (Note 3). An amount of $6,500 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Accounting for transactions under common control”. The $61,650 balance of the purchase price for the VLGC was payable in installments until the vessel’s delivery from HHI, using an amount of $37,500 under the secured credit facility dated June 22, 2017 (Note 10) and cash on hand. The Company took delivery of the vessel on September 7, 2017 while on September 12, 2017, Aisling commenced its time charter on a fixed rate with five years firm duration to an oil major company. The charterer has options to extend the firm employment period by up to three years.

On April 6, 2017, the Company acquired the remaining two VLGCs under construction at HHI, Mont Fort and Mont Gelé, pursuant to the exercise of the respective options as per the LPG Option Agreement (Note 3), for a purchase price of $83,500 each.

The Company paid an amount of $46,700 of the total purchase price, by using part of the undrawn liquidity under the New Revolving Facility (Note 3) and cash on hand. An amount of $16,001 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Accounting for transactions under common control”. The $120,300 balance of the total purchase price for the VLGCs was payable in installments until the vessels’ delivery from HHI, using an amount of $75,000 under the secured credit facility dated June 22, 2017 (Note 10) and cash on hand. As of January 4, 2018, the Company paid the last installment, including related costs of $44,869 using the $37,500 under the secured credit facility dated June 22, 2017 (Note 10) and cash on hand.

The Company took delivery of Mont Fort and Mont Gelé, on October 31, 2017 and on January 4, 2018, respectively, while on November 5, 2017 and on January 11, 2018 the vessels, respectively, commenced their time charter on a fixed rate with ten years firm duration to an oil major company (Note 19).

As of December 31, 2017, an amount of $428, relating to capitalized expenses and $770 relating to capitalized interest and finance costs, are included in the “Advances for vessels under construction and related costs”.